Debt (Details Narrative) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($) yr	Jan. 30, 2015 USD ($) yr
Revolving Credit facility		$ 25,000
Borrowed under the revolver		$ 5,100
Credit Agreement term years | yr		5
Wells Fargo
Revolving Credit facility	$ 25,000
Borrowed under the revolver	0
Letters of credit issued	2,745
Facility amount available for borrowing	$ 22,255
Credit Agreement term years | yr	5
BB&T
Revolving Credit facility	$ 25,000
Borrowed under the revolver	$ 0
Credit Agreement term years | yr	2
Conversion description	This facility contains a provision which automatically converts any draws under the revolver into five-year term loans with a seven year amortization.